Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

For financial reporting purposes, income before income taxes includes the following components:

	Year Ended December 31,
(in thousands)	2020	2019	2018
United States	$9,048	$—	$—
Foreign	247

Total	$9,295	$—	$—

Summary of Components of Income Tax Expense

Components of income tax expense consisted of the following for the years indicated:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Current income tax expense (benefit)
Federal	$(417)	$—	$—
State	(438)	—	—
Foreign	51	—	—

	$(804)	$—	$—

Deferred income tax expense (benefit)
Federal	$(354)	$—	$—
State	(108)	—	—
Foreign	(1)	—	—

	$(463)	$—	$—

Income tax (benefit)	$(1,267)	$—	$—

Reconciliation of United States Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the United States statutory income tax rate to the Company’s effective income tax rate is as follows for the years indicated:

	Year Ended December 31,
	2020	2019	2018
Statutory federal tax rate	21.0%	21.0%	21.0%
Income attributable to noncontrolling interests and nontaxable income	-33.3%	-21.0%	-21.0%
State income taxes, net of federal benefit	-1.1%
Transaction costs	3.4%
Change in uncertain tax positions	-3.3%
Other	-0.1%	0.0%

Effective income tax rate	-13.4%	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Details of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(in thousands)	2020	2019

Deferred tax assets:
Investment in partnership	$25,443	$—
Net operating loss carryforwards and tax credits	1,906	—
Tax receivable agreement	5,324	—
Other	846	—

Total	$33,519	$—
Valuation allowance	(1,906)	—

Total deferred tax assets	$31,613	$—
Deferred tax liabilities:

Total deferred tax liabilities	$—	$—

Deferred tax assets	$31,613	$—

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years indicated. The Company did not have uncertain tax benefits during the years ended December 31, 2019 and 2018 because, prior to the Reorganization Transactions, the Company was not subject to corporate income taxes.

	Year Ended December 31,
(in thousands)	2020	2019	2018
Beginning balance	$—	$—	$—
Increase related to Reorganization Transactions	1,925	—	—
Increase related to current year tax positions	731	—	—
Decrease related to lapse in applicable statute of limitations	(385)	—	—

Ending balance	$2,271	$—	$—